Property, Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Utility plant and equipment	$ 5,961,350	$ 5,601,082
Net utility plant acquisition adjustment	24,428
Total property, plant and equipment	6,088,011	5,707,017
Mains And Accessories [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	2,696,194	2,516,895
Services, Hydrants, Treatment Plants And Reservoirs [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	1,531,052	1,426,701
Operations Structures And Water Tanks [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	263,722	252,908
Miscellaneous Pumping And Purification Equipment [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	687,472	654,316
Meters, Data Processing, Transportation And Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	684,335	650,253
Land And Other Non-Depreciable Assets [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	98,575	100,009
Utility Construction Work In progress [Member]
Property, Plant and Equipment [Line Items]
Utility construction work in progress	144,448	116,644
Net Utility Plant Acquisition Adjustment [Member]
Property, Plant and Equipment [Line Items]
Net utility plant acquisition adjustment	(24,428)	(20,164)
Non-Utility Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Non-utility plant and equipment	$ 6,641	$ 9,455
Minimum [Member] | Mains And Accessories [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	30 years
Minimum [Member] | Services, Hydrants, Treatment Plants And Reservoirs [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Minimum [Member] | Operations Structures And Water Tanks [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	14 years
Minimum [Member] | Miscellaneous Pumping And Purification Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Minimum [Member] | Meters, Data Processing, Transportation And Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	4 years
Minimum [Member] | Net Utility Plant Acquisition Adjustment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	2 years
Minimum [Member] | Non-Utility Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Maximum [Member] | Mains And Accessories [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	93 years
Maximum [Member] | Services, Hydrants, Treatment Plants And Reservoirs [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	85 years
Maximum [Member] | Operations Structures And Water Tanks [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	70 years
Maximum [Member] | Miscellaneous Pumping And Purification Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	90 years
Maximum [Member] | Meters, Data Processing, Transportation And Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	63 years
Maximum [Member] | Net Utility Plant Acquisition Adjustment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	53 years
Maximum [Member] | Non-Utility Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	25 years
Weighted Average [Member] | Mains And Accessories [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	77 years
Weighted Average [Member] | Services, Hydrants, Treatment Plants And Reservoirs [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	49 years
Weighted Average [Member] | Operations Structures And Water Tanks [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	47 years
Weighted Average [Member] | Miscellaneous Pumping And Purification Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	40 years
Weighted Average [Member] | Meters, Data Processing, Transportation And Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	25 years
Weighted Average [Member] | Net Utility Plant Acquisition Adjustment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	28 years
Weighted Average [Member] | Non-Utility Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	7 years